Document and Entity Information	Jul. 16, 2025
Cover [Abstract]
Entity Registrant Name	Blueprint Medicines Corp
Amendment Flag	false
Entity Central Index Key	0001597264
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 16, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-37359
Entity Tax Identification Number	26-3632015
Entity Address, Address Line One	45 Sidney Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(617)
Local Phone Number	374-7580
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	BPMC
Security Exchange Name	NASDAQ